Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Natixis Funds Trust I
Prospectus Date	rr_ProspectusDate	May 01, 2017
Supplement [Text Block]	nfti_SupplementTextBlock

VAUGHAN NELSON SMALL CAP VALUE FUND

Supplement dated June 9, 2017 to the Prospectus and Summary Prospectus of Vaughan Nelson Small Cap Value Fund, each dated May 1, 2017, as may be revised and supplemented from time to time:

On June 9, 2017, the Board of Trustees of Natixis Funds Trust I approved changes to the principal investment strategies and principal investment risks of the Vaughan Nelson Small Cap Value Fund (the “Fund”). Effective on August 1, 2017, the Fund’s principal investment strategies and principal investment risks will be amended and restated as described below.

Effective August 1, 2017, the following sentence is added to the first paragraph under the “Principal Investment Strategies” within the “Fund Summary” and “Investment Goals, Strategies and Risks” sections with regard to the Fund:

When opportunities present themselves, the Fund may establish short positions in specific equity securities or indices.

Effective on August 1, 2017, the sub-section “Principal Investment Risks” within the “Fund Summary” section is hereby revised to add the following with regard to the Fund:

Short Sale Risk: Short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. If the Fund is unable to borrow securities in connection with a short sale at an advantageous time or price, the Fund may be limited in its ability to pursue its short sale strategy or may incur losses. The use of short sales also exposes the Fund to leverage risk.

Vaughan Nelson Small Cap Value Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nfti_SupplementTextBlock

VAUGHAN NELSON SMALL CAP VALUE FUND

Supplement dated June 9, 2017 to the Prospectus and Summary Prospectus of Vaughan Nelson Small Cap Value Fund, each dated May 1, 2017, as may be revised and supplemented from time to time:

On June 9, 2017, the Board of Trustees of Natixis Funds Trust I approved changes to the principal investment strategies and principal investment risks of the Vaughan Nelson Small Cap Value Fund (the “Fund”). Effective on August 1, 2017, the Fund’s principal investment strategies and principal investment risks will be amended and restated as described below.

Effective August 1, 2017, the following sentence is added to the first paragraph under the “Principal Investment Strategies” within the “Fund Summary” and “Investment Goals, Strategies and Risks” sections with regard to the Fund:

When opportunities present themselves, the Fund may establish short positions in specific equity securities or indices.

Effective on August 1, 2017, the sub-section “Principal Investment Risks” within the “Fund Summary” section is hereby revised to add the following with regard to the Fund:

Short Sale Risk: Short sales can increase the volatility of the Fund and may lower the Fund’s return or result in losses, which potentially may be unlimited. If the Fund is unable to borrow securities in connection with a short sale at an advantageous time or price, the Fund may be limited in its ability to pursue its short sale strategy or may incur losses. The use of short sales also exposes the Fund to leverage risk.